RYDEX VARIABLE TRUST

                         SUPPLEMENT DATED AUGUST 10, 2009
                                     TO THE
            RYDEX VARIABLE TRUST STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2009,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1. Effective August 1, 2009, the third, fourth and fifth paragraphs under the heading "Investment Policies, Techniques and Risk Factors, and specifically under the sub-heading "General," are deleted and replaced with the following:

         The Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Managed Futures Subsidiary"). The Commodities Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Commodities Subsidiary"). In addition, the Multi-Hedge Strategies Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Multi-Hedge Subsidiary" and with the Managed Futures Subsidiary and the Commodities Subsidiary, each a "Subsidiary" and together, the "Subsidiaries"). It is expected that the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary will invest primarily in commodity futures option and swap contracts, but may also invest in financial futures, fixed income securities, structured notes, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"), and other investments intended to serve as margin or collateral for the
         Subsidiary's derivatives positions. As a result, the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund may each be considered to be investing indirectly in these investments through the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. For that reason, and for the sake of convenience, references in this SAI to the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund may also include the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively. Each Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Managed Futures Strategy Fund, the
         Commodities Strategy Fund and the Multi-Hedge Strategies Fund. The Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's Chief Compliance Officer oversees implementation of the Subsidiaries' policies and procedures, and makes periodic reports to the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's Board regarding the Subsidiaries' compliance with their respective policies and procedures.

         Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104, Grand Cayman, Cayman Islands. Each Subsidiary's affairs are overseen by its own board of directors consisting of three directors.

         Each Subsidiary has entered into a separate contract with the Advisor for the management of that Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The

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         Advisor  has  contractually  agreed  to  waive  the  management  fee it receives from the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund in an amount equal to the management fee paid to the Advisor by the Managed Futures
         Subsidiary,   Commodities   Subsidiary  and   Multi-Hedge   Subsidiary,
         respectively. Each Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund expect that the expenses borne by the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively, will not be material in relation to the value of the Funds' assets. It is therefore expected that the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's investment in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively, will not result in the Funds' paying duplicative fees for similar services provided to the Funds and Subsidiaries. Please refer to the section in this SAI titled "Tax Implications of Investment in the Wholly-Owned Subsidiaries" for information about certain tax aspects of the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's investment in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively.

2. Effective August 1, 2009, an investment in the Multi-Hedge Strategies Fund may subject shareholders to risks regarding emerging markets. Therefore, under the heading "Investment Policies, Techniques and Risk Factors," and specifically under the sub-heading "Risk Factors Regarding Emerging Markets," the Multi-Hedge Strategies Fund has been added and the disclosure is applicable to the Fund.

3. Effective August 1, 2009, the disclosure under the heading "Investment Policies, Techniques and Risk Factors," and specifically under the sub-heading "Investment in the Subsidiaries," is deleted and replaced with the following:

         INVESTMENT IN THE SUBSIDIARIES
         The Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund may invest up to 25% of their total assets in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively. Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for each Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. The Managed Futures Strategy Fund, Commodities Strategy Fund, and the Multi-Hedge Strategies Fund, as the sole shareholder of the Managed Futures
         Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, will not have all of the protections offered to investors in registered investment companies. However, since the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund wholly own and control the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, and the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategy Fund and the Subsidiaries are each managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategy Fund or their shareholders. The Board has oversight responsibility for the investment activities of the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund, including its investment in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, and the Managed Futures Strategy Fund's, Commodities Strategy Fund's, and Multi-Hedge Strategies Fund's role as the sole

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

         shareholder of the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively. Also, in managing the Subsidiaries' portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund.

         Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and the Subsidiaries are organized, could result in the inability of the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

4. Effective August 1, 2009, the disclosure under the heading "Dividends, Distributions, and Taxes," and specifically under the sub-heading "Tax Implications of Investment in the Subsidiaries," has been deleted and replaced with the following:

         TAX IMPLICATIONS OF INVESTMENT IN THE SUBSIDIARIES
         The Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund each intends to invest up to 25% of its assets in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, which is expected to provide the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Managed Futures Strategy Fund and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Managed Futures Strategy Fund and Commodities Strategy Fund receive from the Managed Futures Subsidiary and Commodities Subsidiary, respectively, will constitute qualifying income for purposes of Subchapter M of the Code. The Multi-Hedge Strategies Fund intends to invest in the Multi-Hedge Subsidiary on a basis consistent with the private letter ruling issued to the Managed Futures Strategy Fund and Commodities Strategy Fund. The Multi-Hedge Strategies Fund intends to also take the position that the income it receives from the Multi-Hedge Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code.

         Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which each Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiaries' securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiaries' activities were determined not to be of the type described in the Safe Harbor or if the Subsidiaries' gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

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

         In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

         The Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary will be wholly-owned by the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund,
         respectively. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund are each a U.S. person that will own all of the stock of the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, the Managed Futures Strategy Fund, Commodities Strategy Fund and the Multi-Hedge Strategies Fund will each be a "U.S. Shareholder" and the Subsidiaries will each be a CFC. As a "U.S. Shareholder," the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund will be required to include in their gross income for United States federal income tax purposes all of the Managed Futures Subsidiary's, Commodities Subsidiary's and Multi-Hedge Subsidiary's "subpart F income" (defined, in part, below), respectively, whether or not such income is distributed by the respective Subsidiary. It is expected that all of the Subsidiaries' income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's recognition of the Managed Futures Subsidiary's, Commodities Subsidiary's and Multi-Hedge Subsidiary's "subpart F income" will increase the Managed Futures Strategy Fund's, the Commodities Strategy Fund's and the Multi-Hedge Strategies Fund's tax basis in the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. Distributions by the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary to the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund, respectively, will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's tax basis in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiaries' underlying income.

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

         In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Managed Futures Strategy Fund, Commodities Strategy Fund and/or Multi-Hedge Strategies Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VTMHSAI-SUP


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